Fair Value of Warrants - Schedule of Derivative Warrant Liability (Details) (10-K) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding, beginning	$ 178	$ 248	$ 4,403
Fair value of warrants reclassified to equity			(423)
Change in fair value of warrants		(70)	(3,732)
Fair value of warrants outstanding, ending		178	248
2016 Offerings [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding, beginning	178	225	1,929
Fair value of warrants reclassified to equity
Change in fair value of warrants	(152)	(47)	(1,704)
Fair value of warrants outstanding, ending	26	178	225
2017 Debt [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding, beginning			501
Fair value of warrants reclassified to equity			(423)
Change in fair value of warrants			(78)
Fair value of warrants outstanding, ending
2017 Offering [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding, beginning		23	1,973
Fair value of warrants reclassified to equity
Change in fair value of warrants		(23)	(1,950)
Fair value of warrants outstanding, ending			$ 23